BlackRock Capital Appreciation Fund, Inc.

(the “Fund”)

Supplement dated December 10, 2012

to the Summary Prospectus dated January 27, 2012

Effective January 1, 2013, the following changes are made to the Fund’s Summary Prospectus:

The section in the Summary Prospectus captioned “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Lawrence Kemp	2013	Managing Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.

SPRO-CAPAP-1212SUP